Statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Revenue from services rendered	R$ 1,365,347	R$ 1,393,033	R$ 1,338,891
Cost of services	(953,760)	(1,012,336)	(977,511)
Gross profit	411,587	380,697	361,380
Operating income (expenses)
General and administrative expenses	(258,114)	(231,932)	(223,292)
Selling expenses	(6,641)	10,495	13,290
Share of (loss) profit of an associate	(1,020)	10,152	11,085
Other operating expenses, net	(29,859)	(77,938)	(24,728)
Operating expenses	(295,634)	(289,223)	(223,645)
Profit before finance income and expenses	115,953	91,474	137,735
Finance expenses	(534,273)	(400,892)	(385,216)
Finance income	109,731	53,622	30,192
Loss before income and social contribution taxes	(308,589)	(255,796)	(217,289)
Current income and social contribution taxes	(18,263)	(55,435)	(5,762)
Deferred income and social contribution taxes	371,084	(49,755)	12,604
Profit (loss) for the year from continuing operations	44,232	(360,986)	(210,447)
Discontinued operations
Profit (loss) after income and social contribution tax from discontinued operations	8,033	41	(4,521)
Profit (loss) for the year	52,265	(360,945)	(214,968)
Attributable to:
Equity holders of the parent	43,793	(360,789)	(214,952)
Non-controlling interests	R$ 8,472	R$ (156)	R$ (16)
Earnings (loss) per share:
Basic, profit (loss) for the year attributable to equity holders of the parent (in Reais per share)	R$ 0.9596	R$ (7.9057)	R$ (4.7101)
Diluted, profit (loss) for the year attributable to equity holders of the parent (in Reais per share)	0.9585	(7.9057)	(4.7101)
Earnings (loss) per share from continuing operations
Basic, profit (loss) from continuing operations attributable to equity holders of the parent (in reais per share)	0.8702	(7.9066)	(4.6110)
Diluted, profit (loss) from continuing operations attributable to equity holders of the parent (in reais per share)	R$ 0.8692	R$ (7.9066)	R$ (4.6110)